Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total	Morgan Stanley Smith Barney Charter Aspect L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Charter Aspect L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Balance at Dec. 31, 2011	$ 68,640,922	$ 907,120	$ 69,548,042	$ 92,674,799	$ 1,070,769	$ 93,745,568	$ 58,393,243	$ 715,535	$ 59,108,778
Balance (in units) at Dec. 31, 2011			5,509,121.429			4,476,439.147			6,047,060.764
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	(6,186,843)	(76,753)	(6,263,596)	(11,911,182)	(133,219)	(12,044,401)	75,477	5,058	80,535
Redemptions	(19,436,159)	(299,998)	(19,736,157)	(18,201,659)	(200,012)	(18,401,671)	(16,154,830)	(200,103)	(16,354,933)
Redemptions (in units)			(1,679,265.122)			(926,765.223)			(1,628,814.049)
Balance at Dec. 31, 2012	43,017,920	530,369	43,548,289	62,561,958	737,538	63,299,496	42,313,890	520,490	42,834,380
Balance (in units) at Dec. 31, 2012			3,829,856.307			3,549,673.924			4,418,246.715
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	2,866,532	35,417	2,901,949	(4,784,987)	(52,610)	(4,837,597)	3,639,202	42,253	3,681,455
Redemptions	(8,979,422)	(75,006)	(9,054,428)	(12,664,919)	(100,018)	(12,764,937)	(10,807,107)	(75,009)	(10,882,116)
Redemptions (in units)			(768,478.549)			(740,308.303)			(1,037,402.578)
Balance at Dec. 31, 2013	36,905,030	490,780	37,395,810	45,112,052	584,910	45,696,962	35,145,985	487,734	35,633,719
Balance (in units) at Dec. 31, 2013			3,061,377.758			2,809,365.621			3,380,844.137
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	5,089,498	69,374	5,158,872	8,402,318	105,855	8,508,173	3,619,985	45,720	3,665,705
Redemptions	(11,036,493)	(200,000)	(11,236,493)	(15,905,958)	(275,000)	(16,180,958)	(13,034,129)	(250,505)	(13,284,634)
Redemptions (in units)			(907,519.038)			(1,006,442.474)			(1,336,038.050)
Balance at Dec. 31, 2014	$ 30,958,035	$ 360,154	$ 31,318,189	$ 37,608,412	$ 415,765	$ 38,024,177	$ 25,731,841	$ 282,949	$ 26,014,790
Balance (in units) at Dec. 31, 2014			2,153,858.720			1,802,923.147			2,044,806.087